Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2023
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$26,071,412	$26,071,412	$—	$—
Liabilities
Forward purchase units	$4,020,000	$—	$—	$4,020,000
December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$25,517,987	$25,517,987	$—	$—

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$25,517,987	$25,517,987	$—	$—
December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$233,452,747	$233,452,747	$—	$—

Schedule of Significant Inputs Model For The Fair Value of Forward Purchase Units
The following table provides the significant inputs to the model for the fair value of the forward purchase units:

	At January 14, 2023 (inception)	At March 31, 2023
Equity value	$10.75	$10.63
Strike Price	$11.93	$11.93
Remaining Life (years)	1.80	1.59
Risk-free rate	4.70%	4.60%
Volatility	52.90%	56.90%

Schedule of Changes in The Fair Value of Level 3 Financial Instruments
The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Level 3
Fair value as of January 14, 2023 (inception)	$3,830,000
Change in fair value of forward purchase units	190,000

Fair value as of March 31, 2023	$4,020,000